Note 16 - Reconciliation of total net assets of Huarong Rongde Asset Management Company Ltd to the Groups carrying amount (Detail) - Huarong Rongde Asset Management Company Ltd [Member] - EUR (€)
€ in Millions
		Dec. 31, 2020	[2]	Dec. 31, 2019		Dec. 31, 2018
Reconciliation of total net assets of Huarong Rongde Asset Management Company Ltd to the Groups carrying amount [Line Items]
Net assets of the equity method investee	[1]			€ 699		€ 718
Groups ownership percentage on the investees equity		41.00%		41.00%	[1]	41.00%	[1]
Groups share of net assets	[1]			€ 284		€ 292
Goodwill	[1]			0		0
Intangible Assets	[1]			0		0
Other adjustments	[1]			(9)		(7)
Carrying amount	[1],[3]			€ 275		€ 286

[1]	Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2020 based on December 2019 PRC GAAP audited financials and for December 2019 based on December 2018 PRC GAAP audited financials.
[2]	The Group has significant influence over these investees through its holding percentage and representation on the board seats.
[3]	There is no impairment loss in 2019 and 2018.